Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Flex Pharma, Inc.
Amendment Description	Amendment No. 1
Entity Central Index Key	0001615219
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Type	S-4/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true